Shareholders' capital Shareholders' Capital - Bonus Deferral RSUs (Details) - Bonus Deferral Restricted Stock Units $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares) | shares	127,066		0
Granted, including dividends (in shares) | shares	135,324		131,611
Exercised (in shares) | shares			(4,545)
Ending balance (in shares) | shares	262,390		127,066
Weighted average grant-date fair value
Beginning balance (CAD per share) | $ / shares		$ 12.82	$ 0
Granted, including dividends (CAD per share) | $ / shares		15.40	12.82
Exercised (CAD per share) | $ / shares			12.82
Ending balance (CAD per share) | $ / shares		$ 14.15	$ 12.82
Outstanding, aggregate intrinsic value | $		$ 4,820	$ 1,745	$ 0
Granted, including dividends, aggregate intrinsic value	$ 2,084		1,683
Exercised, aggregate intrinsic value | $			$ 61